UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4809

Liberty All-Star Equity Fund
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/06

Date of reporting period:	9/30/06

Item 1. Schedule of Investments

Schedule of Investments as of September 30, 2006 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (96.8%)

CONSUMER DISCRETIONARY (16.3%)

Auto Components (1.2%)
Magna International, Inc., Class A	153,850	$11,235,666
Visteon Corp. (a)	515,175	4,198,676
		15,434,342
Automobiles (0.3%)
Harley-Davidson, Inc.	45,000	2,823,750
Honda Motor Co., Ltd. (b)	17,850	600,295
		3,424,045
Hotels, Restaurants & Leisure (2.4%)
Carnival Corp.	71,400	3,357,942
Hilton Hotels Corp.	462,575	12,882,714
Marriott International, Inc., Class A	175,600	6,785,184
McDonald’s Corp.	167,400	6,548,688
Starbucks Corp. (a)	65,320	2,224,146
		31,798,674
Household Durables (2.1%)
Centex Corp.	110,150	5,796,093
Newell Rubbermaid, Inc.	62,575	1,772,124
Pulte Homes, Inc.	282,080	8,987,069
Whirlpool Corp.	131,025	11,020,513
		27,575,799
Internet & Catalog Retail (1.6%)
Amazon.com, Inc. (a)	303,300	9,741,996
eBay, Inc. (a)	324,800	9,211,328
Liberty Media Holding Corp., Interactive Series A (a)	104,496	2,129,628
		21,082,952
Media (3.9%)
Comcast Corp., Class A (a)	274,000	10,085,940
Liberty Global, Inc., Class A (a)	126,032	3,244,064
Liberty Global, Inc., Series C (a)	136,305	3,415,803
Liberty Media Holding Corp., Capital Series A (a)	38,879	3,249,118
Omnicom Group, Inc.	27,700	2,592,720
Time Warner, Inc.	590,000	10,755,700
The Walt Disney Co.	306,385	9,470,360
XM Satellite Radio Holdings, Inc., Class A (a)	420,450	5,419,600
Yell Group PLC	232,975	2,593,002
		50,826,307

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Multi-line Retail (2.1%)
Dollar General Corp.	620,000	$8,450,600
J.C. Penney Co., Inc.	120,300	8,227,317
Kohl’s Corp. (a)	164,875	10,703,685
		27,381,602
Specialty Retail (2.7%)
AutoZone, Inc. (a)	88,275	9,118,807
GameStop Corp., Class A (a)	68,875	3,187,535
The Gap, Inc.	490,000	9,285,500
Ross Stores, Inc.	292,000	7,419,720
TJX Companies, Inc.	249,550	6,994,887
		36,006,449
Textiles, Apparel & Luxury Goods (0.0%)
Hanesbrands, Inc. (a)	8,743	196,811

CONSUMER STAPLES (5.7%)

Beverages (0.9%)
PepsiCo, Inc.	172,600	11,263,876
Food & Staples Retailing (2.6%)
CVS Corp.	233,800	7,509,656
Wal-Mart Stores, Inc.	447,075	22,049,739
Walgreen Co.	108,130	4,799,891
		34,359,286
Food Products (1.1%)
Kellogg Co.	107,500	5,323,400
Sara Lee Corp.	491,650	7,900,815
Tyson Foods, Inc., Class A	68,700	1,090,956
		14,315,171
Household Products (1.1%)
Colgate-Palmolive Co.	85,200	5,290,920
The Procter & Gamble Co.	141,800	8,788,764
		14,079,684

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

ENERGY (3.9%)

Energy Equipment & Services (1.4%)
Schlumberger Ltd.	206,470	$12,807,334
Tidewater, Inc.	137,000	6,054,030
		18,861,364
Oil, Gas & Consumable Fuels (2.5%)
BP PLC (b)	88,200	5,784,156
ChevronTexaco Corp.	136,500	8,853,390
Exxon Mobil Corp.	127,700	8,568,670
Massey Energy Co.	318,400	6,667,296
Suncor Energy, Inc.	36,800	2,651,440
		32,524,952

FINANCIALS (25.2%)

Capital Markets (2.3%)
Merrill Lynch & Co., Inc.	97,300	7,610,806
Morgan Stanley	244,075	17,795,508
UBS AG, Registered Shares	89,900	5,331,969
		30,738,283
Commercial Banks (4.2%)
Bank of America Corp. (c)	170,000	9,106,900
Bank of New York Co., Inc.	240,000	8,462,400
Comerica, Inc.	117,925	6,712,291
Commerce Bancorp, Inc.	229,230	8,415,034
Hudson City Bancorp, Inc.	101,425	1,343,881
North Fork Bancorporation, Inc.	327,450	9,378,168
Wells Fargo & Co.	306,400	11,085,552
		54,504,226
Consumer Finance (0.9%)
SLM Corp.	217,800	11,321,244
Diversified Financial Services (3.8%)
Citigroup, Inc.	437,425	21,726,900
JPMorgan Chase & Co.	588,650	27,643,004
		49,369,904

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Insurance (7.9%)
Allstate Corp.	194,700	$12,213,531
American International Group, Inc.	201,550	13,354,703
Aon Corp.	140,650	4,763,816
Fidelity National Financial, Inc.	11,300	470,645
Genworth Financial, Inc., Class A	207,500	7,264,575
Lincoln National Corp.	64,500	4,004,160
MetLife, Inc.	324,050	18,367,154
The Progressive Corp.	646,620	15,868,055
RenaissanceRe Holdings Ltd.	61,100	3,397,160
Torchmark Corp.	177,175	11,181,514
UnumProvident Corp.	67,475	1,308,340
XL Capital Ltd., Class A	173,600	11,926,320
		104,119,973
Real Estate Investment Trusts (0.9%)
Annaly Mortgage Management, Inc.	560,200	7,361,028
Trizec Properties, Inc.	152,750	4,416,002
		11,777,030
Thrifts & Mortgage Finance (5.2%)
Countrywide Financial Corp.	666,750	23,362,920
Fannie Mae	476,666	26,650,396
Freddie Mac	174,950	11,604,433
Washington Mutual, Inc.	159,487	6,932,900
		68,550,649

HEALTH CARE (14.3%)

Biotechnology (3.1%)
Amgen, Inc. (a)	72,000	5,150,160
Genentech, Inc. (a)	143,700	11,883,990
Genzyme Corp. (a)	114,800	7,745,556
Gilead Sciences, Inc. (a)	77,100	5,296,770
MedImmune, Inc. (a)	352,000	10,281,920
		40,358,396
Health Care Equipment & Supplies (1.9%)
Becton Dickinson & Co.	56,600	3,999,922
Boston Scientific Corp. (a)	453,800	6,711,702

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Health Care Equipment & Supplies (continued)
Varian Medical Systems, Inc. (a)	147,900	$7,896,381
Zimmer Holdings, Inc. (a)	91,900	6,203,250
		24,811,255
Health Care Providers & Services (3.0%)
AmerisourceBergen Corp.	149,875	6,774,350
Caremark Rx, Inc.	88,000	4,986,960
HCA, Inc.	159,825	7,973,669
Omnicare, Inc.	118,150	5,091,084
Quest Diagnostics, Inc.	65,300	3,993,748
Triad Hospitals, Inc. (a)	113,625	5,002,909
WellPoint, Inc. (a)	75,300	5,801,865
		39,624,585
Health Care Technology (0.2%)
Cerner Corp. (a)	67,030	3,043,162
Pharmaceuticals (6.1%)
AstraZeneca PLC (b)	59,400	3,712,500
Bristol-Myers Squibb Co.	441,225	10,995,327
Johnson & Johnson	289,825	18,821,235
Novartis AG (b)	73,000	4,266,120
Pfizer, Inc.	961,575	27,270,267
Wyeth	284,200	14,448,728
		79,514,177

INDUSTRIALS (10.7%)

Aerospace & Defense (3.9%)
The Boeing Co.	81,650	6,438,102
Bombardier, Inc., Class B (a)	1,030,175	3,216,561
General Dynamics Corp.	137,400	9,847,458
Goodrich Corp.	69,575	2,819,179
Lockheed Martin Corp.	133,700	11,506,222
Rockwell Collins, Inc.	127,000	6,964,680
United Technologies Corp.	162,100	10,269,035
		51,061,237
Air Freight & Logistics (0.5%)
Expeditors International of Washington, Inc.	137,090	6,111,472

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Airlines (0.1%)
Southwest Airlines Co.	76,225	$1,269,909
Electrical Equipment (1.1%)
American Power Conversion Corp.	658,850	14,468,346
Industrial Conglomerates (2.6%)
General Electric Co.	469,485	16,572,821
Tyco International Ltd.	611,550	17,117,284
		33,690,105
Machinery (1.3%)
AGCO Corp. (a)	133,425	3,382,324
Danaher Corp.	98,300	6,750,261
Navistar International Corp. (a)	280,025	7,230,245
		17,362,830
Road & Rail (1.2%)
CSX Corp.	304,450	9,995,094
Union Pacific Corp.	63,000	5,544,000
		15,539,094

INFORMATION TECHNOLOGY (16.7%)

Communications Equipment (2.7%)
Alcatel SA, ADR	38,650	470,757
Cisco Systems, Inc. (a)	421,800	9,701,400
Lucent Technologies, Inc. (a)	4,176,475	9,772,951
QUALCOMM, Inc.	414,700	15,074,345
		35,019,453
Computers & Peripherals (2.3%)
Dell, Inc. (a)	483,475	11,042,569
Hewlett-Packard Co.	80,100	2,938,869
Network Appliance, Inc. (a)	417,215	15,441,127
		29,422,565
Electronic Equipment & Instruments (2.2%)
AU Optronics Corp. (b)	478,328	6,816,176
Celestica, Inc. (a)	310,925	3,339,335
Symbol Technologies, Inc.	724,000	10,758,640
Vishay Intertechnology, Inc. (a)	595,000	8,353,800
		29,267,951

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

Internet Software & Services (1.5%)
Google, Inc., Class A (a)	41,000	$16,477,900
Yahoo!, Inc. (a)	128,800	3,256,064
		19,733,964
IT Services (1.2%)
BearingPoint, Inc. (a)	542,130	4,261,142
Computer Sciences Corp. (a)	50,950	2,502,664
First Data Corp.	200,000	8,400,000
The Western Union Co. (a)	6,700	128,171
		15,291,977
Semiconductors & Semiconductor Equipment (1.5%)
Intel Corp.	372,000	7,652,040
International Rectifier Corp. (a)	106,178	3,699,242
Novellus Systems, Inc. (a)	309,300	8,555,238
		19,906,520
Software (5.3%)
Activision, Inc. (a)	104,800	1,582,480
Adobe Systems, Inc. (a)	58,820	2,202,809
CA, Inc.	437,358	10,361,011
Electronic Arts, Inc. (a)	60,690	3,379,219
Microsoft Corp.	1,047,325	28,623,392
Oracle Corp. (a)	792,400	14,057,176
Salesforce.com, Inc. (a)	197,400	7,082,712
Symantec Corp. (a)	122,200	2,600,416
		69,889,215

MATERIALS (0.9%)

Chemicals (0.7%)
Cytec Industries, Inc.	28,175	1,566,248
The Mosaic Co. (a)	144,450	2,441,205
Praxair, Inc.	91,200	5,395,392
		9,402,845
Metals & Mining (0.2%)
Newmont Mining Corp.	59,000	2,522,250

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (CONTINUED)

TELECOMMUNICATION SERVICES (0.5%)

Wireless Telecommunication Services (0.5%)
Sprint Nextel Corp.	264,225	$4,531,459
Telephone & Data Systems, Inc., Special Common Shares	29,375	1,199,969
		5,731,428

UTILITIES (2.6%)

Electric Utilities (0.3%)
Exelon Corp.	63,400	3,838,236
Independent Power Producers & Energy Traders (1.2%)
Reliant Energy, Inc. (a)	1,321,000	16,261,510
Multi-Utilities (1.1%)
Sempra Energy	192,300	9,663,075
Wisconsin Energy Corp.	110,200	4,754,028
		14,417,103
TOTAL COMMON STOCKS (COST OF $1,157,945,750)		1,267,072,208

PREFERRED STOCK (0.3%)

CONSUMER DISCRETIONARY (0.3%)

Automobiles (0.3%)
General Motors Corp., Series C (cost of $2,725,739)	157,150	3,609,735

	INTEREST RATE	MATURITY DATE	PAR VALUE
CONVERTIBLE BONDS (0.1%)

INDUSTRIALS (0.1%)

Airlines (0.1%)
AMR Corp. (cost of $1,498,535)	4.25%	09/23/23	$1,174,000	1,733,118

See Notes to Schedule of Investments.

	PAR VALUE	MARKET VALUE
SHORT-TERM INVESTMENT (3.1%)

REPURCHASE AGREEMENT (3.1%)
Repurchase agreement with State Street Bank & Trust Co., dated 09/29/06, due 10/02/06 at 4.85%, collateralized by several U.S. Treasury Bonds with various maturity dates, market value of $41,718,377 (repurchase proceeds $40,902,525) (Cost of $40,886,000)	$40,886,000	$40,886,000

TOTAL INVESTMENTS (100.3%) (COST OF $1,203,056,024)		1,313,301,061

OTHER ASSETS & LIABILITIES, NET (-0.3)%		(3,964,411)

NET ASSETS (100.0%)		$1,309,336,650

NET ASSET VALUE PER SHARE (154,598,224 SHARES OUTSTANDING)		$8.47

NOTES TO SCHEDULE OF INVESTMENTS:

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees (the “Board”), based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board.

(a)             Non-income producing security.

(b)            Represents an American Depositary Receipt.

(c)             Investments in affiliates during the nine months ended September 30, 2006:

Security name:	Bank of America Corp.
Shares as of 12/31/05:	170,000
Shares purchased:	—
Shares sold:	—
Shares as of 09/30/06:	170,000
Net realized gain/loss:	—
Dividend income earned:	$265,200
Value at end of period:	$9,106,900

Gross unrealized appreciation and depreciation of investments at September 30, 2006 is as follows:

Gross unrealized appreciation	$161,496,575
Gross unrealized depreciation	(51,251,538)
Net unrealized appreciation	$110,245,037

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Liberty All-Star Equity Fund

By (Signature and Title)	/s/ William R. Parmentier, Jr.
William R. Parmentier, Jr., President

Date	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William R. Parmentier, Jr.
William R. Parmentier, Jr., President

Date	November 27, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 27, 2006